UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: January  1, 2008 – March 31, 2008

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Large Cap Core Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 97.26%

Aircraft - 2.48%
1,311	Boeing Co.	$ 97,499

Beverages - 4.37%
2,383	Pepsico, Inc.	172,053

Computer & Office Equipment - 3.14%
1,072	International Business Machine Corp.	123,430

Computer Communications Equipment - 1.61%
2,633	Cisco Systems, Inc. *	63,429

Construction, Mining & Materials Handling Machinery & Equipment - 1.70%
1,604	Dover Corp.	67,015

Crude Petroleum & Natural Gas - 8.60%
1,405	Devon Energy Corp.	146,584
2,626	Occidental Petroleum Corp.	192,144
		338,728
Drilling Oil & Gas Wells - 5.36%
2,620	Nabors Industries Ltd. *	88,477
1,689	Weatherford International Ltd. *	122,402
		210,879
Electric & Other Services Combined - 4.92%
2,382	Exelon Corp.	193,585

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.47%
2,625	General Electric Co.	97,151

Electronic Connectors - 3.47%
3,662	Amphenol Corp. Class A	136,410

Fire, Marine & Casulty Insurance - 5.16%
1,830	Allstate Corp.	87,950
2,327	Chubb Corp.	115,140
		203,090
Hospital & Medical Service Plans - 1.58%
1,405	Wellpoint, Inc. *	62,003

Investment Advice - 2.30%
935	Franklin Resources, Inc.	90,686

Life Insurance - 2.99%
1,504	Prudential Financial, Inc.	117,688

National Commercial Banks - 2.70%
1,618	Bank of America Corp.	61,338
2,099	Citigroup, Inc.	44,961
		106,299
Perfumes, Cosmetics & Other Toilet Preparations - 3.96%
2,001	Colgate Palmolive Co.	155,898

Pharmaceutical Preparations - 7.92%
4,130	Endo Pharmaceuticals Holdings, Inc. *	98,872
1,435	Johnson & Johnson	93,088
4,091	Watson Pharmaceuticals, Inc.	119,948
		311,908
Printed Circuit Boards - 0.84%
3,494	Jabil Circuit, Inc.	33,053

Railroads, Line-Haul Operating - 3.56%
2,580	Norfolk Southern Corp.	140,146

Retail-Department Stores - 1.83%
1,912	JCPenny Co., Inc.	72,102

Retail-Drug Stores & Propriety Stores - 3.06%
2,973	CVS Caremark Corp.	120,436

Retail-Radio, Tv & Consumer Electronic Stores - 2.82%
2,679	Best Buy, Inc.	111,071

Retail-Variety Stores - 3.40%
2,543	Wal-Mart Stores, Inc.	133,965

Rubber & Plastics Footwear - 3.78%
2,186	Nike, Inc. Class B	148,648

Semiconductors & Related Devices - 4.86%
6,365	Applied Materials, Inc.	124,181
3,173	Intel Corp.	67,204
		191,385
Services-Prepackaged Software - 2.21%
2,970	Citrix Systems, Inc. *	87,110

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 2.35%
1,367	Nucor Corp.	92,601

Telephone Communications (No Radio Telephone) - 3.82%
3,923	AT&T, Inc.	150,251

TOTAL FOR COMMON STOCKS (Cost $3,156,603) - 97.26%		$ 3,828,519

SHORT TERM INVESTMENTS - 0.67%
26,387	First American Government Obligation Fund Class Y 2.28% ** (Cost $26,387)	26,387

TOTAL INVESTMENTS (Cost $3,182,990) - 97.93%		$ 3,854,906

OTHER ASSETS LESS LIABILITIES - 2.07%		81,670

NET ASSETS - 100.00%		$ 3,936,576

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Manor Large Cap Core Fund
1. SECURITY TRANSACTIONS
At March 31, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,182,990 amounted to $671,916, which consisted of aggregate gross unrealized appreciation of
$956,803 and aggregate gross unrealized depreciation of $284,887.

	Manor Large Cap Growth Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 96.21%

Air Courier Services - 2.23%
1,150	Fedex Corp.	$ 106,571

Beverages - 2.08%
5,613	Constellation Brands, Inc. *	99,182

Communications Services - 2.60%
5,014	Directv Group, Inc. *	124,297

Electronic Computers - 5.09%
1,694	Apple, Inc. *	243,089

Fire, Marine & Casualty Insurance - 4.88%
3,116	Ace Ltd.	171,567
1,423	American International Group, Inc.	61,545
		233,112
Hospital & Medical Service Plans - 1.74%
2,420	Unitedhealth Group, Inc.	83,151

Iron & Steel Foundries - 3.54%
1,657	Precision Castparts Corp.	169,147

Leather & Leather Products - 1.98%
3,144	Coach, Inc. *	94,792

Measuring & Controlling Devices - 4.25%
3,567	Thermo Fisher Scientific, Inc. *	202,748

Newspapers: Publishing or Publishing & Printing - 2.87%
7,192	News Corp., Inc.	136,936

Oil & Gas Field Machinery & Equipment - 2.08%
1,452	Baker Hughes, Inc.	99,462

Oil & Gas Field Services - 3.18%
1,744	Schlumberger Ltd.	151,728

Optical Instruments & Lenses - 2.48%
3,188	Kla Tencor Corp.	118,275

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.38%
2,076	Zimmer Holdings, Inc. *	161,637

Petroleum Refining - 2.02%
1,964	Valero Energy Corp.	96,452

Pharmaceutical Preparations - 6.15%
1,634	Forest Laboratories, Inc. *	65,376
1,577	Genentech, Inc. *	128,021
6,970	Schering-Plough Corp.	100,438
		293,835
Retail-Department Stores - 2.68%
2,986	Kohls Corp. *	128,070

Retail-Drug Stores & Proprietary Stores - 2.84%
2,105	Express Scripts, Inc. *	135,394

Retail-Family Clothing Stores - 3.20%
4,881	Urban Outfitters, Inc. *	153,019

Retail-Miscellaneous Shopping Goods Stores - 2.88%
6,210	Staples, Inc.	137,303

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 7.21%
2,702	Harris Corp.	131,128
3,297	Raytheon Co.	213,019
		344,147
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.92%
3,611	Nasdaq Omx Group, Inc. *	139,601

Semiconductors & Related Devices - 10.28%
4,514	Intel Corp.	95,606
1,976	Memc Electronic Materials, Inc. *	140,098
4,644	Texas Instruments, Inc.	131,286
5,216	Xilinx, Inc.	123,880
		490,870
Services-Business Services - 1.92%
3,069	Ebay, Inc. *	91,579

Services-Help Supply Services - 2.16%
1,833	Manpower, Inc.	103,124

Services-Prepackaged Software - 5.70%
4,238	Microsoft Corp.	120,274
7,769	Oracle Corp.	151,962
		272,236
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.87%
2,639	Procter & Gamble Co.	184,915

TOTAL FOR COMMON STOCKS (Cost $4,548,305) - 96.21%		$ 4,594,672

SHORT TERM INVESTMENTS - 0.63%
30,252	First American Government Obligation Fund Class Y 2.28% ** (Cost $30,252)	30,252

TOTAL INVESTMENTS (Cost $4,578,557) - 96.84%		4,624,924

OTHER ASSETS LESS LIABILITIES - 3.16%		150,743

NET ASSETS - 100.00%		$ 4,775,667

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Manor Large Cap Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,578,557 amounted to $46,367, which consisted of aggregate gross unrealized appreciation of
$582,203 and aggregate gross unrealized depreciation of $535,836.

	Manor Short/Itermed Fixed Income Bond Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

US TREASURY NOTES - 79.65%
200,000	US Treasury Note 3.125% Due 10/15/2008	$ 201,860
200,000	US Treasury Note 3.500% Due 12/15/2009	206,480
250,000	US Treasury Note 3.625% Due 07/15/2009	256,685
200,000	US Treasury Note 3.875% Due 02/15/2013	213,630
400,000	US Treasury Note 3.875% Due 07/15/2010	420,832
200,000	US Treasury Note 4.000% Due 02/15/2014	215,670
		$ 1,515,157
TOTAL FOR US TREASURY NOTES (Cost $1,439,943) - 79.65%

SHORT TERM INVESTMENTS - 17.46%
332,086	First American Treasury Obligation Class Y 1.74% ** (Cost $332,086)	332,086

TOTAL INVESTMENTS (Cost $1,772,029) - 97.11%		1,847,243

OTHER ASSETS LESS LIABILITIES - 2.89%		55,120

NET ASSETS - 100.00%		$ 1,902,363

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Manor Short/Itermed Fixed Income Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,772,029 amounted to $75,214, which consisted of aggregate gross unrealized appreciation of
$75,214 and aggregate gross unrealized depreciation of $0.00.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 27, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 27, 2008